ACCRUED INTEREST PAYABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
ACCRUED INTEREST PAYABLE
Accrued interest payable, beginning	$ 366,149	$ 677,857
Interest expense accrued	80,771	136,360
Write off of accrued interest		(385,803)
Interest paid in cash	(22,011)
Payments of accrued interest		40,662
Conversion of accrued interest into common stock	(56,001)	(21,603)
Accrued interest payable, ending	$ 368,908	$ 366,149